COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Comprehensive Income [Abstract]
Net income	$ 116	$ 863	$ 1,099	$ 2,348
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	(212)	(717)	(897)	(889)
Unrealized Gain (loss) from derivative financial instruments, net	(7)	156	102	151
Unrealized loss from available-for-sale securities, net	(27)	(23)	(2)	(17)
Unrealized gain (loss) on defined benefit plans	(5)	0	(1)	6
Total Other Comprehensive loss	(251)	(584)	(798)	(749)
Total comprehensive Income (loss)	(135)	279	301	1,599
Comprehensive Gain (loss) attributable to the non-controlling interests	(11)	17	(11)	24
Comprehensive income (loss) attributable to Teva	$ (146)	$ 296	$ 290	$ 1,623